THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab Taxable Money Funds

Supplement dated February 25, 2016, to the Statement of Additional Information (SAI) dated

April 30, 2015, as supplemented January 4, 2016

Schwab Tax-Free Money Funds

Supplement dated February 25, 2016, to the SAI dated April 30, 2015,

as supplemented January 4, 2016

Schwab Variable Share Price Money FundTM

Supplement dated February 25, 2016, to the SAI dated January 20, 2016

SCHWAB ANNUITY PORTFOLIOS

Schwab Money Market PortfolioTM & Schwab S&P 500 Index Portfolio

Supplement dated February 25, 2016, to the SAI dated April 30, 2015,

as supplemented January 4, 2016

Schwab MarketTrack Growth Portfolio IITM

Supplement dated February 25, 2016, to the SAI dated April 30, 2015,

as supplemented January 4, 2016

Schwab VIT Portfolios

Supplement dated February 25, 2016, to the SAI dated April 30, 2015,

as supplemented January 4, 2016

SCHWAB CAPITAL TRUST

Schwab Monthly Income Funds

Supplement dated February 25, 2016, to the SAI dated April 30, 2015,

as supplemented January 4, 2016

Schwab Fundamental Global Real Estate Index Fund

Supplement dated February 25, 2016, to the SAI dated June 26, 2015,

as supplemented January 4, 2016

SCHWAB INVESTMENTS

Schwab Global Real Estate Fund

Supplement dated February 25, 2016, to the SAI dated June 26, 2015,

as supplemented January 4, 2016

Schwab Taxable Bond Funds

Supplement dated February 25, 2016, to the SAI dated December 15, 2015,

as supplemented January 4, 2016

Schwab Tax-Free Bond Funds

Supplement dated February 25, 2016, to the SAI dated December 15, 2015,

as supplemented January 4, 2016

LAUDUS TRUST

Laudus Mondrian Funds

Supplement dated February 25, 2016, to the SAI dated July 29, 2015,

as supplemented November 6, 2015 and January 4, 2016

Laudus U.S. Large Cap Growth Fund

Supplement dated February 25, 2016, to the SAI dated July 29, 2015,

as supplemented November 6, 2015 and January 4, 2016

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Supplement dated February 25, 2016, to the SAI dated April 30, 2015 as supplemented January 4, 2016

Schwab U.S. REIT ETF

Supplement dated February 25, 2016, to the SAI dated June 26, 2015,

as supplemented January 4, 2016

Schwab Fundamental Index ETFs

Supplement dated February 25, 2016, to the SAI dated June 26, 2015,

as supplemented January 4, 2016

Schwab Equity ETFs

Supplement dated February 25, 2016, to the SAI dated December 30, 2015,

as supplemented January 4, 2016

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Revised Proxy Voting Policies and Procedures Appendix

The Appendix entitled “Proxy Voting Policies and Procedures” in each SAI is deleted and replaced in its entirety with the attached Appendix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG90692-00 (02/16) © 2016 All Rights Reserved

00162372

Charles Schwab Investment Management, Inc.

The Charles Schwab Family of Funds

Schwab Investments

Schwab Capital Trust

Schwab Annuity Portfolios

Laudus Trust

Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES

AS OF MARCH, 2016

I.	INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and may amend periodically these policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with the Schwab Funds and Laudus Funds, the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Board has adopted these Proxy Policies with respect to proxies voted on behalf of the various series of the Schwab Funds, Laudus Funds, and Schwab ETFs. CSIM will present amendments to the Board for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend these Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Board will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM may also retain additional experts in the proxy voting and corporate governance area.

The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.

II.	PHILOSOPHY

CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long-term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which CSIM’s clients invest, thereby promoting and protecting its clients’ long-term interests. Therefore, CSIM will generally support a board of directors’ recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.

III.	PROXY VOTING GUIDELINES

The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). Positions on proposals are evaluated by the Proxy Committee in the long-term best interests of shareholders. Below is a description of CSIM’s guidelines on key proposals for votes on U.S. and Canadian companies. In other circumstances, CSIM generally will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).

A.	DIRECTORS AND AUDITORS

i.	Directors

As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.

Factors that may result in a vote against one or more directors:

•	The board is not majority independent
•	Non-independent directors serve on the nominating, compensation or audit committees
•	Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards
•	Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
•	Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of a majority of shareholders

ii.	Auditors

CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.

Factors that may result in a vote against the ratification of auditors:

•	Audit-related fees are less than half of the total fees paid by the company to the audit firm
•	A recent material restatement of annual financial statements

B.	BOARD MATTERS

i.	Classified Boards

CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting a shareholder proposal to de-classify a board:

•	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•	The company had material financial statement restatements
•	The company’s board adopted a shareholder rights plan (also known as a “Poison Pill”) during the past year and did not submit it to shareholders for approval

ii.	Majority Voting

CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.

iii.	Cumulative Voting

CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.

iv.	Proxy Access

CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting proxy access:

•	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•	The company had material financial statement restatements
•	The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval

v.	Independent Chair

CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:

•	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•	The company had material financial statement restatements
•	The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval

C.	COMPENSATION

i.	Advisory Vote on Executive Compensation and Frequency

CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.

Factors that may result in a vote against Say-On-Pay:

•	Executive compensation is out of line with industry peers considering the company’s performance over time
•	Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
•	Executive compensation plan offers excessive perquisites, tax-gross up provisions, or golden parachutes

CSIM typically supports annual advisory votes on executive compensation.

ii.	Equity Compensation Plans

CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.

Factors that may result in a vote against Equity Compensation Plans:

•	Plan’s total potential dilution appears excessive
•	Plan’s burn rate appears excessive compared to industry peers
•	Plan allows for the re-pricing of options without shareholder approval
•	Plan has an evergreen feature

iii.	Employee Stock Purchase Plans

CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.

iv.	Re-price/Exchange Option Plans

CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.

D.	ANTI-TAKEOVER

i.	Shareholder Rights Plans (“Poison Pills”)

Poison Pills constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a Poison Pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Poison Pill within a year of its adoption. CSIM generally votes against Poison Pills that do not have safeguards to protect shareholder interests.

Factors that may result in a vote against Poison Pills:

•	Plan does not expire in a relatively short time horizon
•	Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
•	Plan automatically renews without shareholder approval
•	Company’s corporate governance profile

ii.	Right to Call Special Meeting

CSIM generally votes against the right of shareholders to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.

iii.	Right to Act by Written Consent

CSIM generally votes against the right of shareholders to act by written consent if the company already offers shareholders the right the call special meetings. CSIM expects appropriate mechanisms for implementation, including that the threshold to call a special meeting is 25% or more of shares outstanding.

iv.	Supermajority Voting

CSIM generally supports the concept of simple majority standards to pass proposals.

E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.	Increase in Authorized Common Shares

CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.

ii.	Preferred Shares

CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.

iii.	Mergers and Acquisitions

CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.

F.	ENVIRONMENTAL AND SOCIAL PROPOSALS

Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.

i.	Political Contribution Proposals

CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.

IV.	ADMINISTRATION

A.	CONFLICTS OF INTERESTS

With respect to proxies of an underlying affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds.

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.

Other than proxies that will be “echo voted”, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines.

B.	FOREIGN SECURITIES/SHAREBLOCKING

CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

•	proxy statements and ballots written in a foreign language;
•	untimely and/or inadequate notice of shareholder meetings;
•	restrictions of foreigner’s ability to exercise votes;
•	requirements to vote proxies in person;
•	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.

In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.

C.	SECURITIES LENDING

Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.

D.	SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.

E.	REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

SCHWAB ANNUITY PORTFOLIOS

(the “Trust”)

Schwab Money Market Portfolio

(the “Portfolio”)

Supplement dated February 25, 2016

This supplement provides information regarding certain changes the Portfolio will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Intention of the Portfolio to Operate as a Government Money Market Fund

Under the Amendments, a “government money market fund” is defined as a money market fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities. A money market fund that meets this definition will be permitted to continue to utilize the amortized cost method and/or penny rounding pricing to value its portfolio securities and to transact at a constant net asset value. In addition, a government money market fund will not be subject to a liquidity fee (up to 2%) on redemptions and/or a redemption gate (suspension of redemptions for up to 10 business days in any 90 day calendar period), unless the fund’s board of trustees determines to reserve the ability to do so. Effective April 14, 2016, the Portfolio intends to operate as a “government money market fund.”

Accordingly, at a meeting held on September 22, 2015, the Board of Trustees of the Trust (the “Board”) approved the adoption of: (1) a non-fundamental investment policy requiring the Portfolio to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities; and (2) a non-fundamental investment policy requiring the Portfolio to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government securities, including repurchase agreements that are collateralized fully by government securities. With respect to the 80% investment policy, the Portfolio will provide at least 60 days prior notice of any future change to the policy.

In addition, the Board has determined not to reserve the ability to subject the Portfolio to a liquidity fee and/or a redemption gate on Portfolio redemptions. Please note that the Board may determine to reserve this ability in the future, but only after providing appropriate prior notice to shareholders as required under the Amendments.

Further, effective April 14, 2016, the Portfolio will change its name to Schwab Government Money Market Portfolio.

The Prospectus and Statement of Additional Information of the Portfolio will be updated to reflect the name change and the addition of the new non-fundamental investment policies on April 14, 2016.

For more information regarding Money Market Fund Reform, visit Schwab’s Money Market Fund Reform Resource Center at www.csimfunds.com/mmfreformcenter

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THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the “Trusts”)

Schwab Government Money Fund	Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	Schwab Massachusetts Municipal Money Fund
Schwab Money Market Portfolio

(the “Funds”)

Supplement dated February 25, 2016

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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